Note 4 - Loans and Allowance for Loan Losses (Details) - Aging of Recorded Investment in Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		$ 3,564	$ 4,260
60-89 Days Past Due		857	1,497
Over 90 Days Past Due		450	1,091
Total Past Due	$ 4,422	4,871	6,848
Current	299,010	301,614	287,630
Total Loans	$ 303,432	306,485	294,478
Residential Mortgage Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		3,070	3,160
60-89 Days Past Due		551	830
Over 90 Days Past Due		308	701
Total Past Due		3,929	4,691
Current		103,167	102,817
Total Loans		107,096	107,508
Land Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		24	162
60-89 Days Past Due		124	109
Over 90 Days Past Due		0	12
Total Past Due		148	283
Current		10,932	10,077
Total Loans		11,080	10,360
Residential Construction Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		0	0
60-89 Days Past Due		0	0
Over 90 Days Past Due		0	0
Total Past Due		0	0
Current		8,463	9,018
Total Loans		8,463	9,018
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		54	231
60-89 Days Past Due		133	500
Over 90 Days Past Due		42	49
Total Past Due		229	780
Current		78,251	75,886
Total Loans		78,480	76,666
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		0	0
60-89 Days Past Due		0	0
Over 90 Days Past Due		0	189
Total Past Due		0	189
Current		28,406	21,814
Total Loans		28,406	22,003
Home Equity And Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		153	411
60-89 Days Past Due		23	24
Over 90 Days Past Due		97	132
Total Past Due		273	567
Current		37,852	34,702
Total Loans		38,125	35,269
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		263	296
60-89 Days Past Due		26	34
Over 90 Days Past Due		3	8
Total Past Due		292	338
Current		34,543	33,316
Total Loans		$ 34,835	$ 33,654